Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
(8) Intangible Assets and Goodwill
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2011			2010
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships[1]	$56,492	$(45,958)	$10,534	$119,472	$(103,552)	$15,920
Noncompete agreements[2]	12,142	(10,579)	1,563	12,142	(8,950)	3,192
Total finite-lived intangible assets[3]	68,634	(56,537)	12,097	131,614	(112,502)	19,112
Indefinite-lived intangible assets:
Renewable investment advisory rights	64,600	N/A	64,600	64,500	N/A	64,500
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	66,500	N/A	66,500	66,400	N/A	66,400
Goodwill	642,329	N/A	642,329	635,313	N/A	635,313
Total identifiable intangible assets and goodwill	$777,463	$(56,537)	$720,926	$833,327	$(112,502)	$720,825

1	Weighted average amortization period of 9.3 years at December 31, 2011

2	Weighted average amortization period of 6.9 years at December 31, 2011

3	Weighted average amortization period of 8.9 years at December 31, 2011
The decrease of $63.0 million in the cost of the total finite-lived intangible assets at December 31, 2011 as compared to December 31, 2010 primarily relates to a $60.0 million write-off of a fully amortized customer relationship intangible asset relating to a prior year acquisition.

Amortization expense for identifiable intangible assets was $7.0 million, $14.3 million and $16.6 million in 2011, 2010 and 2009, respectively. This expense was included in Intangible asset related on the Consolidated Statements of Income for each period. See Note (6)(b) for information regarding the intangible asset impairments.
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions	For the years ending December 31,
2012	$3.4
2013	$2.6
2014	$2.0
2015	$1.4
2016	$1.0

Goodwill at December 31, 2011 and 2010 was $642.3 million and $635.3 million, respectively. During 2011, Federated recorded goodwill primarily in connection with contingent purchase price payment accrual related to the acquisition of certain assets of Clover Capital Management, Inc., a Rochester, New York-based investment manager that specializes in value investing (Clover Capital Acquisition). This acquisition was accounted for under the purchase method of accounting and therefore goodwill was recorded at the time the contingencies lapsed. See Note (20)(a) for additional information.